UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile II Funds
(Institutional Class, Initial Class and Class L)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile II Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Conservative Profile II Fund (Initial Class shares) returned -0.95%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 1.93% (composite benchmark return was 0.99%).
Driving this underperformance was the Fund’s allocation to high yield and international bonds as well as its tilt towards value stocks as opposed to growth stocks. Underlying manager selection was mixed with some holdings outperforming (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth) and other funds underperforming their respective benchmarks (Great-West Loomis Sayles Bond, Great-West MFS International Growth).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2005
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
Fund (Initial Class)
Composite Index
Wilshire 5000 Index
Barclays U.S. Aggregate Bond Index

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2006	10,800.00	10,770.22	11,577.00	10,433.00
2007	11,414.52	11,486.74	12,227.63	11,160.18
2008	9,854.16	10,023.39	7,675.28	11,744.97
2009	11,875.24	11,494.23	9,847.39	12,441.45
2010	12,946.39	12,501.40	11,537.20	13,255.12
2011	13,113.40	12,911.81	11,650.26	14,294.32
2012	14,306.72	13,912.08	13,521.29	14,896.11
2013	15,405.05	14,836.96	17,991.60	14,594.66
2014	16,183.69	15,767.92	20,278.64	15,465.33
2015	16,030.64	15,923.45	20,413.66	15,550.39

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	N/A	N/A	-2.28%
Initial Class	-0.95%	4.37%	4.83%
Class L	-1.15%	N/A	4.03%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	47.45%
Fixed Interest Contract	22.51
Large Cap Equity	10.88
International Equity	6.35
Mid Cap Equity	5.86
Real Estate Equity	5.00
Small Cap Equity	1.95
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 986.73	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.83
Initial Class
Actual	$1,000.00	$ 984.01	$4.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.14
Class L
Actual	$1,000.00	$ 983.61	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55
*	Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class, 0.81% for the Initial Class and 1.09% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.54%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile II Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Moderately Conservative Profile II Fund (Initial Class shares) returned -0.82%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 1.77% (composite benchmark return was 0.95%).
Driving this underperformance was the Fund’s allocation to high yield and international bonds as well as its tilt towards value stocks as opposed to growth stocks. Underlying manager selection was mixed with some holdings outperforming (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth) and other funds underperforming their respective benchmarks (Great-West Loomis Sayles Bond, Great-West MFS International Growth).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2005
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
Fund (Initial Class)
Composite Index
Wilshire 5000 Index
Barclays U.S. Aggregate Bond Index

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2006	11,004.00	11,093.51	11,577.00	10,433.00
2007	11,730.26	11,847.56	12,227.63	11,160.18
2008	9,600.05	9,508.45	7,675.28	11,744.97
2009	11,720.70	11,218.49	9,847.39	12,441.45
2010	12,929.10	12,366.23	11,537.20	13,255.12
2011	12,926.52	12,635.71	11,650.26	14,294.32
2012	14,326.46	13,852.59	13,521.29	14,896.11
2013	16,050.01	15,405.70	17,991.60	14,594.66
2014	16,979.98	16,455.79	20,278.64	15,465.33
2015	16,841.06	16,612.08	20,413.66	15,550.39

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	N/A	N/A	-2.58%
Initial Class	-0.82%	5.43%	5.37%
Class L	-1.03%	N/A	5.25%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	32.97%
Fixed Interest Contract	22.00
Large Cap Equity	17.58
International Equity	10.27
Mid Cap Equity	9.47
Real Estate Equity	4.50
Small Cap Equity	3.21
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 984.56	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03
Initial Class
Actual	$1,000.00	$ 982.26	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.34
Class L
Actual	$1,000.00	$ 980.76	$5.65
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.76
*	Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Institutional Class, 0.86% for the Initial Class and 1.14% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile II Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Moderate Profile II Fund (Initial Class shares) returned -0.65%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 1.41% (composite benchmark return was 0.77%).
Driving this underperformance was the Fund’s allocation to high yield and international bonds as well as its tilt towards value stocks as opposed to growth stocks. Underlying manager selection was mixed with some holdings outperforming (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth) and other funds underperforming their respective benchmarks (Great-West Loomis Sayles Bond, Great-West MFS International Growth).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2005
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
Fund (Initial Class)
Composite Index
Wilshire 5000 Index
Barclays U.S. Aggregate Bond Index

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2006	11,220.00	11,267.17	11,577.00	10,433.00
2007	12,030.08	12,052.70	12,227.63	11,160.18
2008	9,246.32	8,988.15	7,675.28	11,744.97
2009	11,505.20	10,871.09	9,847.39	12,441.45
2010	12,836.35	12,121.47	11,537.20	13,255.12
2011	12,701.57	12,221.69	11,650.26	14,294.32
2012	14,285.45	13,629.63	13,521.29	14,896.11
2013	16,613.13	15,800.42	17,991.60	14,594.66
2014	17,683.60	16,952.94	20,278.64	15,465.33
2015	17,567.94	17,101.07	20,413.66	15,550.39

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	N/A	N/A	-2.95%
Initial Class	-0.65%	6.47%	5.81%
Class L	-0.96%	N/A	6.42%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.36%
Bond	23.99
Fixed Interest Contract	16.00
International Equity	14.20
Mid Cap Equity	13.09
Small Cap Equity	4.36
Real Estate Equity	4.00
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 981.08	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	$3.54
Initial Class
Actual	$1,000.00	$ 978.66	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.75
Class L
Actual	$1,000.00	$ 977.82	$6.13
Hypothetical (5% return before expenses)	$1,000.00	$1,019.01	$6.26
*	Expenses are equal to the Fund's annualized expense ratio of 0.70% for the Institutional Class, 0.94% for the Initial Class and 1.22% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.65%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile II Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Moderately Aggressive Profile II Fund (Initial Class shares) returned -0.64%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 1.41% (composite benchmark return was 0.77%).
Driving this underperformance was the Fund’s allocation to high yield and international bonds as well as its tilt towards value stocks as opposed to growth stocks. Underlying manager selection was mixed with some holdings outperforming (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth) and other funds underperforming their respective benchmarks (Great-West Loomis Sayles Bond, Great-West MFS International Growth).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2005
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
Fund (Initial Class)
Composite Index
Wilshire 5000 Index
Barclays U.S. Aggregate Bond Index

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2006	11,397.00	11,539.24	11,577.00	10,433.00
2007	12,244.94	12,345.39	12,227.63	11,160.18
2008	8,540.84	8,567.16	7,675.28	11,744.97
2009	11,011.71	10,603.48	9,847.39	12,441.45
2010	12,481.77	11,950.55	11,537.20	13,255.12
2011	12,219.66	11,939.47	11,650.26	14,294.32
2012	13,938.96	13,508.57	13,521.29	14,896.11
2013	16,787.57	16,232.22	17,991.60	14,594.66
2014	17,972.67	17,494.40	20,278.64	15,465.33
2015	17,856.83	17,628.50	20,413.66	15,550.39

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	N/A	N/A	-3.22%
Initial Class	-0.64%	7.43%	5.97%
Class L	-0.99%	N/A	7.52%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.23%
Bond	17.99
International Equity	17.63
Mid Cap Equity	16.23
Fixed Interest Contract	9.00
Small Cap Equity	5.42
Real Estate Equity	3.50
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 977.91	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.21	$4.04
Initial Class
Actual	$1,000.00	$ 975.32	$5.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.25
Class L
Actual	$1,000.00	$ 974.87	$6.52
Hypothetical (5% return before expenses)	$1,000.00	$1,018.61	$6.66
*	Expenses are equal to the Fund's annualized expense ratio of 0.79% for the Institutional Class, 1.03% for the Initial Class and 1.31% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.72%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile II Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Aggressive Profile II Fund (Initial Class shares) returned 0.64%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 1.12% (composite benchmark return was 0.49%).
Driving this underperformance was the Fund’s allocation to high yield and international bonds as well as its tilt towards value stocks as opposed to growth stocks. Underlying manager selection was mixed with some holdings outperforming (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth) and other funds underperforming their respective benchmarks (Great-West Loomis Sayles Bond, Great-West MFS International Growth).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2005
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
Fund (Initial Class)
Composite Index
Wilshire 5000 Index
Dow Jones U.S. Select REIT Index

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2006	11,559.00	11,888.60	11,577.00	13,597.44
2007	12,408.59	12,722.81	12,227.63	11,210.41
2008	7,457.56	7,792.74	7,675.28	6,815.91
2009	9,920.05	10,071.95	9,847.39	8,755.42
2010	11,502.29	11,549.26	11,537.20	11,213.42
2011	10,991.59	11,238.87	11,650.26	12,263.85
2012	12,820.59	13,090.92	13,521.29	14,363.43
2013	16,547.43	16,931.06	17,991.60	14,538.06
2014	17,928.18	18,384.11	20,278.64	19,190.04
2015	17,813.70	18,473.38	20,413.66	20,049.74

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	N/A	N/A	-3.83%
Initial Class	-0.64%	9.14%	5.94%
Class L	-0.76%	N/A	9.53%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	42.19%
International Equity	24.61
Mid Cap Equity	22.65
Small Cap Equity	7.55
Real Estate Equity	3.00
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 972.23	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.75
Initial Class
Actual	$1,000.00	$ 970.46	$5.71
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.86
Class L
Actual	$1,000.00	$ 969.48	$7.09
Hypothetical (5% return before expenses)	$1,000.00	$1,018.01	$7.26
*	Expenses are equal to the Fund's annualized expense ratio of 0.93% for the Institutional Class, 1.16% for the Initial Class and 1.43% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.83%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
3,492,386	Great-West Federated Bond Fund Institutional Class(a)	$ 33,282,434
4,927,626	Great-West Loomis Sayles Bond Fund Institutional Class(a)	43,560,215
2,478,483	Great-West Putnam High Yield Bond Institutional Class(a)	21,612,369
2,693,467	Great-West Short Duration Bond Fund Institutional Class(a)	26,557,589
4,727,896	Great-West Templeton Global Bond Fund Institutional Class(a)	42,456,505
3,413,521	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	33,281,832

TOTAL BOND MUTUAL FUNDS — 47.47% (Cost $217,007,981)		$200,750,944
EQUITY MUTUAL FUNDS
728,479	Great-West American Century Growth Fund Institutional Class(a)	6,723,860
2,279,197	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	19,623,885
355,282	Great-West Invesco Small Cap Value Fund Institutional Class(a)	3,016,349
356,246	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,921,216
1,049,741	Great-West MFS International Growth Fund Institutional Class(a)	8,838,817
1,890,348	Great-West MFS International Value Fund Institutional Class(a)	18,015,019
731,696	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	6,724,283
Shares		Fair Value
Equity Mutual Funds — (continued)
248,204	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,325,672
1,884,450	Great-West Putnam Equity Income Fund Institutional Class(a)	16,281,651
2,163,208	Great-West Real Estate Index Fund Institutional Class(a)	21,156,177
1,988,844	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	16,308,520
610,722	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,148,390

TOTAL EQUITY MUTUAL FUNDS — 30.05% (Cost $136,207,429)		$127,083,839
Account Balance
FIXED INTEREST CONTRACT
95,235,356 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	95,235,356

TOTAL FIXED INTEREST CONTRACT — 22.52% (Cost $95,235,356)		$ 95,235,356
TOTAL INVESTMENTS — 100.04% (Cost $448,450,766)		$423,070,139
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (166,876)
TOTAL NET ASSETS — 100.00%		$422,903,263
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
1,230,282	Great-West Federated Bond Fund Institutional Class(a)	$ 11,724,591
1,733,389	Great-West Loomis Sayles Bond Fund Institutional Class(a)	15,323,156
871,035	Great-West Putnam High Yield Bond Institutional Class(a)	7,595,425
119,100	Great-West Short Duration Bond Fund Institutional Class(a)	1,174,324
1,664,142	Great-West Templeton Global Bond Fund Institutional Class(a)	14,943,991
1,202,718	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	11,726,501

TOTAL BOND MUTUAL FUNDS — 32.98% (Cost $67,673,217)		$ 62,487,988
EQUITY MUTUAL FUNDS
527,250	Great-West American Century Growth Fund Institutional Class(a)	4,866,514
1,651,860	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	14,222,518
266,388	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,261,631
258,708	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,121,408
762,391	Great-West MFS International Growth Fund Institutional Class(a)	6,419,328
1,369,026	Great-West MFS International Value Fund Institutional Class(a)	13,046,813
529,618	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	4,867,192
Shares		Fair Value
Equity Mutual Funds — (continued)
181,881	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 1,704,229
1,365,531	Great-West Putnam Equity Income Fund Institutional Class(a)	11,798,192
871,393	Great-West Real Estate Index Fund Institutional Class(a)	8,522,223
1,439,105	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	11,800,664
442,807	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,732,861

TOTAL EQUITY MUTUAL FUNDS — 45.05% (Cost $92,903,667)		$ 85,363,573
Account Balance
FIXED INTEREST CONTRACT
41,707,441 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	41,707,441

TOTAL FIXED INTEREST CONTRACT — 22.01% (Cost $41,707,441)		$ 41,707,441
TOTAL INVESTMENTS — 100.04% (Cost $202,284,325)		$189,559,002
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (73,036)
TOTAL NET ASSETS — 100.00%		$189,485,966
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE II FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
5,229,833	Great-West Federated Bond Fund Institutional Class(a)	$ 49,840,308
7,382,177	Great-West Loomis Sayles Bond Fund Institutional Class(a)	65,258,442
3,712,209	Great-West Putnam High Yield Bond Institutional Class(a)	32,370,462
505,484	Great-West Short Duration Bond Fund Institutional Class(a)	4,984,072
7,076,418	Great-West Templeton Global Bond Fund Institutional Class(a)	63,546,234
5,112,288	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	49,844,810

TOTAL BOND MUTUAL FUNDS — 24.00% (Cost $290,697,628)		$ 265,844,328
EQUITY MUTUAL FUNDS
4,270,893	Great-West American Century Growth Fund Institutional Class(a)	39,420,341
13,353,790	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	114,976,132
2,046,019	Great-West Invesco Small Cap Value Fund Institutional Class(a)	17,370,704
2,094,670	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,176,296
6,154,529	Great-West MFS International Growth Fund Institutional Class(a)	51,821,130
11,074,098	Great-West MFS International Value Fund Institutional Class(a)	105,536,154
4,291,528	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	39,439,145
Shares		Fair Value
Equity Mutual Funds — (continued)
1,464,772	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 13,724,911
11,047,437	Great-West Putnam Equity Income Fund Institutional Class(a)	95,449,853
4,533,905	Great-West Real Estate Index Fund Institutional Class(a)	44,341,588
11,652,257	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	95,548,510
3,570,584	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,100,027

TOTAL EQUITY MUTUAL FUNDS — 60.04% (Cost $685,119,323)		$ 664,904,791
Account Balance
FIXED INTEREST CONTRACT
177,215,285 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	177,215,285

TOTAL FIXED INTEREST CONTRACT — 16.00% (Cost $177,215,285)		$ 177,215,285
TOTAL INVESTMENTS — 100.04% (Cost $1,153,032,236)		$ 1,107,964,404
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (404,163)
TOTAL NET ASSETS — 100.00%		$ 1,107,560,241
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
1,240,827	Great-West Federated Bond Fund Institutional Class(a)	$ 11,825,079
1,747,528	Great-West Loomis Sayles Bond Fund Institutional Class(a)	15,448,144
879,640	Great-West Putnam High Yield Bond Institutional Class(a)	7,670,463
832,487	Great-West Short Duration Bond Fund Institutional Class(a)	8,208,322
1,676,116	Great-West Templeton Global Bond Fund Institutional Class(a)	15,051,523
1,213,091	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	11,827,637

TOTAL BOND MUTUAL FUNDS — 18.00% (Cost $75,734,695)		$ 70,031,168
EQUITY MUTUAL FUNDS
1,862,769	Great-West American Century Growth Fund Institutional Class(a)	17,193,354
5,819,781	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	50,108,316
897,146	Great-West Invesco Small Cap Value Fund Institutional Class(a)	7,616,767
910,810	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,468,644
2,683,972	Great-West MFS International Growth Fund Institutional Class(a)	22,599,042
4,829,480	Great-West MFS International Value Fund Institutional Class(a)	46,024,947
1,870,889	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	17,193,472
Shares		Fair Value
Equity Mutual Funds — (continued)
639,269	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 5,989,953
4,817,266	Great-West Putnam Equity Income Fund Institutional Class(a)	41,621,180
1,392,778	Great-West Real Estate Index Fund Institutional Class(a)	13,621,374
5,076,274	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	41,625,448
1,550,889	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,073,991

TOTAL EQUITY MUTUAL FUNDS — 73.04% (Cost $303,014,273)		$284,136,488
Account Balance
FIXED INTEREST CONTRACT
35,009,061 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	35,009,061

TOTAL FIXED INTEREST CONTRACT — 9.00% (Cost $35,009,061)		$ 35,009,061
TOTAL INVESTMENTS — 100.04% (Cost $413,758,029)		$389,176,717
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (156,804)
TOTAL NET ASSETS — 100.00%		$389,019,913
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
EQUITY MUTUAL FUNDS
3,925,182	Great-West American Century Growth Fund Institutional Class(a)	$ 36,229,434
12,254,179	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	105,508,483
1,880,679	Great-West Invesco Small Cap Value Fund Institutional Class(a)	15,966,968
1,926,169	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	15,794,585
5,655,030	Great-West MFS International Growth Fund Institutional Class(a)	47,615,354
10,175,066	Great-West MFS International Value Fund Institutional Class(a)	96,968,374
3,942,593	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	36,232,429
1,347,296	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	12,624,167
Shares		Fair Value
Equity Mutual Funds — (continued)
10,150,335	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 87,698,890
1,802,433	Great-West Real Estate Index Fund Institutional Class(a)	17,627,793
10,695,419	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	87,702,435
3,270,850	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,573,267

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $616,966,498)		$587,542,179
TOTAL INVESTMENTS — 100.04% (Cost $616,966,498)		$587,542,179
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (235,710)
TOTAL NET ASSETS — 100.00%		$587,306,469
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund
ASSETS:
Investments at fair value, affiliated(a)	$423,070,139	$189,559,002	$1,107,964,404
Subscriptions receivable	1,927,028	3,583,105	1,182,134
Receivable for investments sold	4,615,482	-	11,696,389
Total Assets	429,612,649	193,142,107	1,120,842,927
LIABILITIES:
Payable to investment adviser	6,767	3,227	40,205
Payable for administrative services fees	126,019	55,608	329,734
Redemptions payable	4,899,588	1,536,537	12,765,504
Payable for investments purchased	1,642,922	2,046,568	113,019
Payable for distribution fees	34,090	14,201	34,224
Total Liabilities	6,709,386	3,656,141	13,282,686
NET ASSETS	$422,903,263	$189,485,966	$1,107,560,241
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,130,445	$2,211,762	$15,262,628
Paid-in capital in excess of par	466,883,076	203,224,394	1,261,641,556
Net unrealized depreciation	(25,380,627)	(12,725,323)	(45,067,832)
Undistributed net investment income	2,418,979	327,758	8,013,022
Accumulated net realized loss	(26,148,610)	(3,552,625)	(132,289,133)
NET ASSETS	$422,903,263	$189,485,966	$1,107,560,241
NET ASSETS BY CLASS
Initial Class	$251,628,766	$119,531,580	$922,155,148
Class L	$164,862,383	$69,407,629	$165,462,085
Institutional Class	$6,412,114	$546,757	$19,943,008
CAPITAL STOCK:
Authorized
Initial Class	100,000,000	100,000,000	250,000,000
Class L	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Initial Class	32,157,488	14,432,759	133,462,004
Class L	18,463,994	7,626,381	17,014,736
Institutional Class	682,970	58,476	2,149,540
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$7.82	$8.28	$6.91
Class L	$8.93	$9.10	$9.72
Institutional Class	$9.39	$9.35	$9.28
(a) Cost of investments, affiliated	$448,450,766	$202,284,325	$1,153,032,236
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund
ASSETS:
Investments at fair value, affiliated(a)	$389,176,717	$587,542,179
Subscriptions receivable	860,002	662,386
Receivable for investments sold	5,621,185	6,473,082
Total Assets	395,657,904	594,677,647
LIABILITIES:
Payable to investment adviser	23,004	51,829
Payable for administrative services fees	119,213	175,192
Redemptions payable	6,179,014	7,119,914
Payable for investments purchased	302,173	15,554
Payable for distribution fees	14,587	8,689
Total Liabilities	6,637,991	7,371,178
NET ASSETS	$389,019,913	$587,306,469
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,936,079	$8,503,720
Paid-in capital in excess of par	413,217,528	674,898,821
Net unrealized depreciation	(24,581,312)	(29,424,319)
Undistributed net investment income	1,703,496	9,811,656
Accumulated net realized loss	(6,255,878)	(76,483,409)
NET ASSETS	$389,019,913	$587,306,469
NET ASSETS BY CLASS
Initial Class	$316,691,158	$524,460,834
Class L	$70,855,257	$41,987,148
Institutional Class	$1,473,498	$20,858,487
CAPITAL STOCK:
Authorized
Initial Class	100,000,000	175,000,000
Class L	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000
Issued and Outstanding
Initial Class	41,170,541	78,949,893
Class L	8,030,946	3,790,344
Institutional Class	159,303	2,296,958
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$7.69	$6.64
Class L	$8.82	$11.08
Institutional Class	$9.25	$9.08
(a) Cost of investments, affiliated	$413,758,029	$616,966,498
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund
INVESTMENT INCOME:
Interest, affiliated	$1,440,600	$564,045	$2,768,737
Dividends, affiliated	9,829,970	4,068,066	26,358,084
Total Income	11,270,570	4,632,111	29,126,821
EXPENSES:
Management fees	430,604	172,447	1,164,303
Administrative services fees – Initial Class	670,362	287,853	2,371,101
Administrative services fees – Class L	330,484	134,271	333,036
Distribution fees – Class L	323,132	125,879	317,706
Total Expenses	1,754,582	720,450	4,186,146
Less amount waived for management fees	230,851	93,517	433,902
Net Expenses	1,523,731	626,933	3,752,244
NET INVESTMENT INCOME	9,746,839	4,005,178	25,374,577
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	3,549,247	1,852,656	26,878,244
Realized gain distributions received, affiliated	9,257,249	5,714,375	44,884,555
Net Realized Gain	12,806,496	7,567,031	71,762,799
Net change in unrealized depreciation on investments	(26,926,230)	(13,523,180)	(106,098,406)
Net Realized and Unrealized Loss	(14,119,734)	(5,956,149)	(34,335,607)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,372,895)	$(1,950,971)	$(8,961,030)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund
INVESTMENT INCOME:
Interest, affiliated	$536,233	$-
Dividends, affiliated	9,419,641	14,946,509
Total Income	9,955,874	14,946,509
EXPENSES:
Management fees	400,492	666,060
Administrative services fees – Initial Class	807,706	1,408,669
Administrative services fees – Class L	141,035	92,045
Distribution fees – Class L	134,373	94,015
Total Expenses	1,483,606	2,260,789
Less amount waived for management fees	84,056	-
Net Expenses	1,399,550	2,260,789
NET INVESTMENT INCOME	8,556,324	12,685,720
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	9,960,531	36,862,454
Realized gain distributions received, affiliated	18,839,856	38,528,660
Net Realized Gain	28,800,387	75,391,114
Net change in unrealized depreciation on investments	(40,909,903)	(90,722,485)
Net Realized and Unrealized Loss	(12,109,516)	(15,331,371)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,553,192)	$(2,645,651)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Conservative Profile II Fund	2015	2014
OPERATIONS:
Net investment income	$9,746,839	$11,197,272
Net realized gain	12,806,496	15,785,645
Net change in unrealized depreciation	(26,926,230)	(6,824,645)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,372,895)	20,158,272
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(8,009,415)	(10,207,701)
Class L	(2,639,717)	(1,818,402)
Institutional Class	(53,053)	N/A
From net investment income	(10,702,185)	(12,026,103)
From net realized gains
Initial Class	(10,462,546)	(11,886,862)
Class L	(5,423,459)	(2,671,711)
Institutional Class	(136,358)	N/A
From net realized gains	(16,022,363)	(14,558,573)
Total Distributions	(26,724,548)	(26,584,676)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	90,610,095	123,483,902
Class L	132,167,831	48,581,496
Institutional Class	7,470,152	N/A
Shares issued in reinvestment of distributions
Initial Class	18,471,961	22,094,563
Class L	8,063,176	4,490,113
Institutional Class	189,411	N/A
Shares redeemed
Initial Class	(164,334,593)	(155,949,481)
Class L	(54,473,451)	(22,177,575)
Institutional Class	(935,831)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	37,228,751	20,523,018
Total Increase in Net Assets	6,131,308	14,096,614
NET ASSETS:
Beginning of year	416,771,955	402,675,341
End of year(a)	$422,903,263	$416,771,955
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Conservative Profile II Fund	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	10,795,311	14,090,828
Class L	13,967,104	4,949,429
Institutional Class	759,552	N/A
Shares issued in reinvestment of distributions
Initial Class	2,302,063	2,561,077
Class L	887,142	464,110
Institutional Class	20,128	N/A
Shares redeemed
Initial Class	(19,619,849)	(17,764,447)
Class L	(5,763,480)	(2,261,784)
Institutional Class	(96,710)	N/A
Net Increase	3,251,261	2,039,213
(a) Including undistributed net investment income:	$2,418,979	$4,680,127
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Moderately Conservative Profile II Fund	2015	2014
OPERATIONS:
Net investment income	$4,005,178	$3,959,345
Net realized gain	7,567,031	7,041,744
Net change in unrealized depreciation	(13,523,180)	(3,699,781)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,950,971)	7,301,308
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(3,049,065)	(3,513,898)
Class L	(1,108,540)	(540,807)
Institutional Class	(6,698)	N/A
From net investment income	(4,164,303)	(4,054,705)
From net realized gains
Initial Class	(5,373,350)	(4,807,433)
Class L	(2,667,635)	(789,743)
Institutional Class	(10,883)	N/A
From net realized gains	(8,051,868)	(5,597,176)
Total Distributions	(12,216,171)	(9,651,881)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	46,112,911	35,588,140
Class L	66,813,006	24,330,453
Institutional Class	566,590	N/A
Shares issued in reinvestment of distributions
Initial Class	8,422,415	8,321,331
Class L	3,776,175	1,330,550
Institutional Class	17,581	N/A
Shares redeemed
Initial Class	(44,108,319)	(34,373,884)
Class L	(24,938,047)	(5,303,835)
Institutional Class	(6,480)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	56,655,832	29,892,755
Total Increase in Net Assets	42,488,690	27,542,182
NET ASSETS:
Beginning of year	146,997,276	119,455,094
End of year(a)	$189,485,966	$146,997,276
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Moderately Conservative Profile II Fund	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	5,208,930	3,840,673
Class L	6,867,644	2,427,303
Institutional Class	57,280	N/A
Shares issued in reinvestment of distributions
Initial Class	993,793	910,413
Class L	407,465	134,641
Institutional Class	1,872	N/A
Shares redeemed
Initial Class	(4,978,257)	(3,709,694)
Class L	(2,573,038)	(529,605)
Institutional Class	(676)	N/A
Net Increase	5,985,013	3,073,731
(a) Including undistributed net investment income:	$327,758	$960,409
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Moderate Profile II Fund	2015	2014
OPERATIONS:
Net investment income	$25,374,577	$33,767,396
Net realized gain	71,762,799	75,326,261
Net change in unrealized depreciation	(106,098,406)	(38,116,549)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,961,030)	70,977,108
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(25,066,809)	(33,518,995)
Class L	(1,968,516)	(1,630,113)
Institutional Class	(160,691)	N/A
From net investment income	(27,196,016)	(35,149,108)
From net realized gains
Initial Class	(69,814,815)	(69,472,385)
Class L	(8,201,885)	(3,932,122)
Institutional Class	(595,867)	N/A
From net realized gains	(78,612,567)	(73,404,507)
Total Distributions	(105,808,583)	(108,553,615)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	250,680,590	286,120,409
Class L	128,784,489	47,616,753
Institutional Class	21,286,579	N/A
Shares issued in reinvestment of distributions
Initial Class	94,881,624	102,991,380
Class L	10,170,401	5,562,235
Institutional Class	756,558	N/A
Shares redeemed
Initial Class	(381,212,118)	(347,289,529)
Class L	(46,899,646)	(23,358,359)
Institutional Class	(885,429)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	77,563,048	71,642,889
Total Increase (Decrease) in Net Assets	(37,206,565)	34,066,382
NET ASSETS:
Beginning of year	1,144,766,806	1,110,700,424
End of year(a)	$1,107,560,241	$1,144,766,806
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Moderate Profile II Fund	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	32,736,521	35,433,706
Class L	12,270,631	4,421,451
Institutional Class	2,159,325	N/A
Shares issued in reinvestment of distributions
Initial Class	13,334,371	13,043,414
Class L	1,027,577	520,254
Institutional Class	81,089	N/A
Shares redeemed
Initial Class	(50,210,647)	(42,993,427)
Class L	(4,499,967)	(2,167,211)
Institutional Class	(90,874)	N/A
Net Increase	6,808,026	8,258,187
(a) Including undistributed net investment income:	$8,013,022	$12,412,673
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Moderately Aggressive Profile II Fund	2015	2014
OPERATIONS:
Net investment income	$8,556,324	$11,044,915
Net realized gain	28,800,387	26,051,572
Net change in unrealized depreciation	(40,909,903)	(13,635,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,553,192)	23,461,094
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(7,756,966)	(10,526,905)
Class L	(975,472)	(585,139)
Institutional Class	(16,536)	N/A
From net investment income	(8,748,974)	(11,112,044)
From net realized gains
Initial Class	(23,983,582)	(21,003,212)
Class L	(4,090,969)	(1,225,386)
Institutional Class	(40,696)	N/A
From net realized gains	(28,115,247)	(22,228,598)
Total Distributions	(36,864,221)	(33,340,642)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	84,791,716	87,617,615
Class L	70,157,041	24,236,942
Institutional Class	1,672,764	N/A
Shares issued in reinvestment of distributions
Initial Class	31,740,548	31,530,117
Class L	5,066,441	1,810,525
Institutional Class	57,232	N/A
Shares redeemed
Initial Class	(106,017,393)	(80,330,524)
Class L	(27,203,816)	(6,675,864)
Institutional Class	(141,642)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	60,122,891	58,188,811
Total Increase in Net Assets	19,705,478	48,309,263
NET ASSETS:
Beginning of year	369,314,435	321,005,172
End of year(a)	$389,019,913	$369,314,435
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Moderately Aggressive Profile II Fund	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	9,948,342	9,802,019
Class L	7,266,777	2,440,187
Institutional Class	168,127	N/A
Shares issued in reinvestment of distributions
Initial Class	4,020,703	3,598,730
Class L	563,164	184,267
Institutional Class	6,147	N/A
Shares redeemed
Initial Class	(12,601,462)	(8,983,497)
Class L	(2,825,744)	(669,742)
Institutional Class	(14,971)	N/A
Net Increase	6,531,083	6,371,964
(a) Including undistributed net investment income:	$1,703,496	$2,637,024
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Aggressive Profile II Fund	2015	2014
OPERATIONS:
Net investment income	$12,685,720	$21,992,655
Net realized gain	75,391,114	70,627,428
Net change in unrealized depreciation	(90,722,485)	(39,127,181)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,645,651)	53,492,902
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(14,106,907)	(21,419,280)
Class L	(539,091)	(472,076)
Institutional Class	(32)	N/A
From net investment income	(14,646,030)	(21,891,356)
From net realized gains
Initial Class	(66,026,945)	(67,561,905)
Class L	(3,007,535)	(1,808,915)
Institutional Class	(1,110,566)	N/A
From net realized gains	(70,145,046)	(69,370,820)
Total Distributions	(84,791,076)	(91,262,176)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	164,951,863	189,044,948
Class L	33,194,280	18,306,728
Institutional Class	22,832,488	N/A
Shares issued in reinvestment of distributions
Initial Class	80,133,852	88,981,185
Class L	3,546,626	2,280,991
Institutional Class	1,110,598	N/A
Shares redeemed
Initial Class	(290,865,149)	(234,758,368)
Class L	(18,657,970)	(8,744,268)
Institutional Class	(1,208,409)	N/A
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,961,821)	55,111,216
Total Increase (Decrease) in Net Assets	(92,398,548)	17,341,942
NET ASSETS:
Beginning of year	679,705,017	662,363,075
End of year(a)	$587,306,469	$679,705,017
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Aggressive Profile II Fund	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	21,363,287	22,709,939
Class L	2,713,421	1,452,285
Institutional Class	2,301,097	N/A
Shares issued in reinvestment of distributions
Initial Class	11,633,550	11,076,341
Class L	314,261	182,635
Institutional Class	121,244	N/A
Shares redeemed
Initial Class	(38,069,014)	(28,199,396)
Class L	(1,523,063)	(694,669)
Institutional Class	(125,383)	N/A
Net Increase (Decrease)	(1,270,600)	6,527,135
(a) Including undistributed net investment income:	$9,811,656	$12,535,382
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
As of December 31, 2015
Great-West Conservative Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(4,372,895)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(170,712,545)
Proceeds from sale of investments	142,533,478
Increase in accrued interest on Great-West Life & Annuity Contract	(1,440,600)
Net realized gain	(3,549,247)
Net change in unrealized depreciation	26,926,230
Increase in receivable for investments sold	(4,104,247)
Decrease in payable to investment advisor	(30,572)
Increase in payable for administrative services fees	126,019
Increase in payable for investments purchased	867,779
Increase in payable for distribution fees	15,929
Net Cash Used by Operating Activities	(13,740,671)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	229,480,115
Payment on shares redeemed	(215,739,444)
Net Cash Provided in Financing Activities	13,740,671
Net Increase in Cash	0
CASH:
Beginning of year	0
End of year	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$26,724,548
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
As of December 31, 2015
Great-West Moderately Conservative Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(1,950,971)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(101,541,965)
Proceeds from sale of investments	47,892,482
Increase in accrued interest on Great-West Life & Annuity Contract	(564,045)
Net realized gain	(1,852,656)
Net change in unrealized depreciation	13,523,180
Decrease in receivable for investments sold	10,207
Decrease in payable to investment advisor	(9,833)
Increase in payable for administrative services fees	55,608
Increase in payable for investments purchased	1,910,150
Increase in payable for distribution fees	8,539
Net Cash Used by Operating Activities	(42,519,304)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	110,158,855
Payment on shares redeemed	(67,639,551)
Net Cash Provided in Financing Activities	42,519,304
Net Increase in Cash	0
CASH:
Beginning of year	0
End of year	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$12,216,171
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
As of December 31, 2015
Great-West Moderate Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(8,961,030)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(347,976,226)
Proceeds from sale of investments	308,448,523
Increase in accrued interest on Great-West Life & Annuity Contract	(2,768,737)
Net realized gain	(26,878,244)
Net change in unrealized depreciation	106,098,406
Increase in receivable for investments sold	(9,267,529)
Decrease in payable to investment advisor	(63,300)
Increase in payable for administrative services fees	329,734
Increase in payable for investments purchased	113,019
Increase in payable for distribution fees	16,408
Net Cash Provided by Operating Activities	19,091,024
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	401,074,340
Payment on shares redeemed	(420,165,364)
Net Cash Used in Financing Activities	(19,091,024)
Net Increase in Cash	0
CASH:
Beginning of year	0
End of year	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$105,808,583
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Initial Class
12/31/2015	$ 8.46	0.19 (c)	(0.26)	(0.07)	-	(0.24)	(0.33)	(0.57)	$7.82	(0.95%)
12/31/2014	$ 8.61	0.24 (c)	0.20	0.44	-	(0.27)	(0.32)	(0.59)	$8.46	5.05%
12/31/2013	$ 8.56	0.24 (c)	0.40	0.64	-	(0.21)	(0.38)	(0.59)	$8.61	7.68%
12/31/2012	$ 8.20	0.21 (c)	0.54	0.75	-	(0.23)	(0.16)	(0.39)	$8.56	9.10%
12/31/2011	$ 8.92	0.23	(0.12)	0.11	-	(0.20)	(0.63)	(0.83)	$8.20	1.29%
Class L
12/31/2015	$ 9.54	0.22 (c)	(0.32)	(0.10)	-	(0.18)	(0.33)	(0.51)	$8.93	(1.15%)
12/31/2014	$ 9.63	0.28 (c)	0.18	0.46	-	(0.23)	(0.32)	(0.55)	$9.54	4.79%
12/31/2013	$ 9.48	0.28 (c)	0.42	0.70	-	(0.17)	(0.38)	(0.55)	$9.63	7.43%
12/31/2012	$ 9.10	0.41 (c)	0.39	0.80	-	(0.26)	(0.16)	(0.42)	$9.48	8.89%
12/31/2011 (d)	$10.00	0.11	(0.29)	(0.18)	-	(0.20)	(0.52)	(0.72)	$9.10	(1.74%) (e)
Institutional Class
12/31/2015 (f)	$10.00	0.21 (c)	(0.43)	(0.22)	-	(0.18)	(0.21)	(0.39)	$9.39	(2.28%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Initial Class
12/31/2015	$251,629	0.32%	0.27%	N/A	2.22%	33% (i)
12/31/2014	$327,351	0.10%	0.10%	N/A	2.70%	20%
12/31/2013	$342,761	0.10%	0.10%	2.66%	2.66%	36%
12/31/2012	$326,193	0.10%	0.10%	2.42%	2.42%	24%
12/31/2011	$295,168	0.10%	0.10%	2.74%	2.74%	35%
Class L
12/31/2015	$164,862	0.61%	0.55%	N/A	2.35%	33% (i)
12/31/2014	$ 89,421	0.35%	0.35%	N/A	2.87%	20%
12/31/2013	$ 59,915	0.35%	0.35%	2.85%	2.85%	36%
12/31/2012	$ 30,931	0.35%	0.35%	4.29%	4.29%	24%
12/31/2011 (d)	$ 2,341	0.35% (j)	0.34% (j)	10.76% (j)	10.77% (j)	35%
Institutional Class
12/31/2015 (f)	$ 6,412	0.10% (j)	0.02% (j)	N/A	3.15% (j)	33% (i)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Class L inception date was July 29, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Initial Class
12/31/2015	$ 8.97	0.20 (c)	(0.28)	(0.08)	-	(0.22)	(0.39)	(0.61)	$8.28	(0.82%)
12/31/2014	$ 9.10	0.27 (c)	0.26	0.53	-	(0.28)	(0.38)	(0.66)	$8.97	5.79%
12/31/2013	$ 8.66	0.29 (c)	0.73	1.02	-	(0.23)	(0.35)	(0.58)	$9.10	12.03%
12/31/2012	$ 8.07	0.19 (c)	0.69	0.88	-	(0.19)	(0.10)	(0.29)	$8.66	10.83%
12/31/2011	$ 9.25	0.51	(0.52)	(0.01)	-	(0.51)	(0.66)	(1.17)	$8.07	(0.02%)
Class L
12/31/2015	$ 9.77	0.24 (c)	(0.34)	(0.10)	-	(0.18)	(0.39)	(0.57)	$9.10	(1.03%)
12/31/2014	$ 9.85	0.43 (c)	0.12	0.55	-	(0.25)	(0.38)	(0.63)	$9.77	5.56%
12/31/2013	$ 9.32	0.33 (c)	0.74	1.07	-	(0.19)	(0.35)	(0.54)	$9.85	11.62%
12/31/2012	$ 8.71	0.33 (c)	0.59	0.92	-	(0.21)	(0.10)	(0.31)	$9.32	10.64%
12/31/2011 (d)	$10.00	0.62	(0.90)	(0.28)	-	(0.53)	(0.48)	(1.01)	$8.71	(2.86%) (e)
Institutional Class
12/31/2015 (f)	$10.00	0.24 (c)	(0.50)	(0.26)	-	(0.20)	(0.19)	(0.39)	$9.35	(2.58%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Initial Class
12/31/2015	$119,532	0.34%	0.28%	N/A	2.26%	28% (i)
12/31/2014	$118,432	0.10%	0.10%	N/A	2.90%	19%
12/31/2013	$110,669	0.10%	0.10%	3.16%	3.16%	30%
12/31/2012	$ 82,253	0.10%	0.10%	2.28%	2.28%	32%
12/31/2011	$ 62,684	0.10%	0.10%	2.40%	2.40%	52%
Class L
12/31/2015	$ 69,408	0.62%	0.56%	N/A	2.47%	28% (i)
12/31/2014	$ 28,566	0.35%	0.35%	N/A	4.27%	19%
12/31/2013	$ 8,787	0.35%	0.35%	3.38%	3.38%	30%
12/31/2012	$ 2,712	0.35%	0.35%	3.52%	3.53%	32%
12/31/2011 (d)	$ 522	0.35% (j)	0.33% (j)	6.05% (j)	6.07% (j)	52%
Institutional Class
12/31/2015 (f)	$ 547	0.10% (j)	0.02% (j)	N/A	3.63% (j)	28% (i)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Class L inception date was July 29, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Initial Class
12/31/2015	$ 7.69	0.16 (c)	(0.21)	(0.05)	-	(0.19)	(0.54)	(0.73)	$ 6.91	(0.65%)
12/31/2014	$ 7.97	0.24 (c)	0.28	0.52	-	(0.26)	(0.54)	(0.80)	$ 7.69	6.44%
12/31/2013	$ 7.41	0.26 (c)	0.94	1.20	-	(0.23)	(0.41)	(0.64)	$ 7.97	16.29%
12/31/2012	$ 6.93	0.13 (c)	0.73	0.86	-	(0.15)	(0.23)	(0.38)	$ 7.41	12.47%
12/31/2011	$ 7.77	0.16	(0.24)	(0.08)	-	(0.14)	(0.62)	(0.76)	$ 6.93	(1.05%)
Class L
12/31/2015	$10.50	0.25 (c)	(0.35)	(0.10)	-	(0.14)	(0.54)	(0.68)	$ 9.72	(0.96%)
12/31/2014	$10.60	0.34 (c)	0.32	0.66	-	(0.22)	(0.54)	(0.76)	$10.50	6.22%
12/31/2013	$ 9.67	0.44 (c)	1.09	1.53	-	(0.19)	(0.41)	(0.60)	$10.60	16.03%
12/31/2012	$ 8.96	0.30 (c)	0.79	1.09	-	(0.15)	(0.23)	(0.38)	$ 9.67	12.16%
12/31/2011 (d)	$10.00	0.10	(0.49)	(0.39)	-	(0.14)	(0.51)	(0.65)	$ 8.96	(3.87%) (e)
Institutional Class
12/31/2015 (f)	$10.00	0.27 (c)	(0.56)	(0.29)	-	(0.14)	(0.29)	(0.43)	$ 9.28	(2.95%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Initial Class
12/31/2015	$ 922,155	0.33%	0.29%	N/A	2.14%	27% (i)
12/31/2014	$1,058,466	0.10%	0.10%	N/A	2.98%	16%
12/31/2013	$1,052,991	0.10%	0.10%	3.30%	3.30%	26%
12/31/2012	$ 911,410	0.10%	0.10%	1.81%	1.81%	27%
12/31/2011	$ 862,977	0.10%	0.10%	1.94%	1.94%	34%
Class L
12/31/2015	$ 165,462	0.61%	0.57%	N/A	2.38%	27% (i)
12/31/2014	$ 86,301	0.35%	0.35%	N/A	3.13%	16%
12/31/2013	$ 57,709	0.35%	0.35%	4.21%	4.21%	26%
12/31/2012	$ 20,369	0.35%	0.35%	3.08%	3.08%	27%
12/31/2011 (d)	$ 1,357	0.35% (j)	0.34% (j)	8.10% (j)	8.12% (j)	34%
Institutional Class
12/31/2015 (f)	$ 19,943	0.10% (j)	0.05% (j)	N/A	4.18% (j)	27% (i)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Class L inception date was July 29, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Initial Class
12/31/2015	$ 8.54	0.18 (c)	(0.24)	(0.06)	-	(0.19)	(0.60)	(0.79)	$7.69	(0.64%)
12/31/2014	$ 8.77	0.28 (c)	0.34	0.62	-	(0.28)	(0.57)	(0.85)	$8.54	7.06%
12/31/2013	$ 7.81	0.33 (c)	1.25	1.58	-	(0.24)	(0.38)	(0.62)	$8.77	20.44%
12/31/2012	$ 7.07	0.13 (c)	0.86	0.99	-	(0.13)	(0.12)	(0.25)	$7.81	14.07%
12/31/2011	$ 9.19	0.73	(0.93)	(0.20)	-	(0.73)	(1.19)	(1.92)	$7.07	(2.10%)
Class L
12/31/2015	$ 9.66	0.23 (c)	(0.33)	(0.10)	-	(0.14)	(0.60)	(0.74)	$8.82	(0.99%)
12/31/2014	$ 9.80	0.43 (c)	0.24	0.67	-	(0.24)	(0.57)	(0.81)	$9.66	6.84%
12/31/2013	$ 8.67	0.59 (c)	1.15	1.74	-	(0.23)	(0.38)	(0.61)	$9.80	20.17%
12/31/2012	$ 7.85	0.21 (c)	0.86	1.07	-	(0.13)	(0.12)	(0.25)	$8.67	13.76%
12/31/2011 (d)	$10.00	0.75	(1.23)	(0.48)	-	(0.73)	(0.94)	(1.67)	$7.85	(4.75%) (e)
Institutional Class
12/31/2015 (f)	$10.00	0.26 (c)	(0.57)	(0.31)	-	(0.17)	(0.27)	(0.44)	$9.25	(3.22%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Initial Class
12/31/2015	$316,691	0.33%	0.31%	N/A	2.09%	29% (i)
12/31/2014	$340,089	0.10%	0.10%	N/A	3.16%	15%
12/31/2013	$310,499	0.10%	0.10%	3.85%	3.85%	21%
12/31/2012	$219,542	0.10%	0.10%	1.67%	1.67%	32%
12/31/2011	$185,733	0.10%	0.10%	1.75%	1.75%	54%
Class L
12/31/2015	$ 70,855	0.61%	0.59%	N/A	2.41%	29% (i)
12/31/2014	$ 29,225	0.35%	0.35%	N/A	4.25%	15%
12/31/2013	$ 10,506	0.35%	0.35%	6.05%	6.05%	21%
12/31/2012	$ 1,587	0.35%	0.35%	2.44%	2.44%	32%
12/31/2011 (d)	$ 115	0.35% (j)	0.31% (j)	5.15% (j)	5.18% (j)	54%
Institutional Class
12/31/2015 (f)	$ 1,473	0.10% (j)	0.07% (j)	N/A	3.96% (j)	29% (i)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Class L inception date was July 29, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Initial Class
12/31/2015	$ 7.76	0.14 (c)	(0.19)	(0.05)	-	(0.19)	(0.88)	(1.07)	$ 6.64	(0.64%)
12/31/2014	$ 8.23	0.27 (c)	0.42	0.69	-	(0.28)	(0.88)	(1.16)	$ 7.76	8.34%
12/31/2013	$ 7.28	0.35 (c)	1.74	2.09	-	(0.18)	(0.96)	(1.14)	$ 8.23	29.07%
12/31/2012	$ 6.42	0.07 (c)	0.99	1.06	-	(0.07)	(0.13)	(0.20)	$ 7.28	16.64%
12/31/2011	$ 6.92	0.07	(0.39)	(0.32)	-	(0.07)	(0.11)	(0.18)	$ 6.42	(4.44%)
Class L
12/31/2015	$12.23	0.25 (c)	(0.35)	(0.10)	-	(0.17)	(0.88)	(1.05)	$11.08	(0.76%)
12/31/2014	$12.36	0.45 (c)	0.54	0.99	-	(0.24)	(0.88)	(1.12)	$12.23	7.96%
12/31/2013	$10.48	0.69 (c)	2.30	2.99	-	(0.15)	(0.96)	(1.11)	$12.36	28.75%
12/31/2012	$ 9.18	0.17 (c)	1.33	1.50	-	(0.07)	(0.13)	(0.20)	$10.48	16.38%
12/31/2011 (d)	$10.00	0.08	(0.76)	(0.68)	-	(0.08)	(0.06)	(0.14)	$ 9.18	(6.86%) (e)
Institutional Class
12/31/2015 (f)	$10.00	0.30 (c)	(0.68)	(0.38)	-	(0.03)	(0.51)	(0.54)	$ 9.08	(3.83%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Initial Class
12/31/2015	$524,461	0.33%	0.33%	N/A	1.86%	28% (i)
12/31/2014	$651,746	0.10%	0.10%	N/A	3.26%	16%
12/31/2013	$645,735	0.10%	0.10%	4.22%	4.22%	26%
12/31/2012	$523,785	0.10%	0.10%	0.96%	0.96%	28%
12/31/2011	$511,453	0.10%	0.10%	0.91%	0.91%	34%
Class L
12/31/2015	$ 41,987	0.60%	0.60%	N/A	2.02%	28% (i)
12/31/2014	$ 27,959	0.35%	0.35%	N/A	3.60%	16%
12/31/2013	$ 16,628	0.35%	0.35%	5.71%	5.71%	26%
12/31/2012	$ 5,511	0.35%	0.35%	1.66%	1.66%	28%
12/31/2011 (d)	$ 367	0.35% (j)	0.31% (j)	6.41% (j)	6.44% (j)	34%
Institutional Class
12/31/2015 (f)	$ 20,858	0.10% (j)	0.10% (j)	N/A	4.56% (j)	28% (i)
(a)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Class L inception date was July 29, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Annual Report - December 31, 2015

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.
As of December 31, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.
The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2015:
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2015	$ 93,974,458	$32,404,093	$183,745,908	$33,205,777
Total interest received	1,440,600	564,045	2,768,737	536,233
Purchases	25,814,088	17,274,121	34,386,083	10,896,295
Sales	(25,993,790)	(8,534,818)	(43,685,443)	(9,629,244)
Ending Balance, December 31, 2015	$ 95,235,356	$41,707,441	$177,215,285	$35,009,061
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Annual Report - December 31, 2015

Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
Great-West Conservative Profile II Fund
	2015	2014
Ordinary income	$10,702,185	$12,026,103
Long-term capital gain	16,022,363	14,558,573
	$26,724,548	$26,584,676
Great-West Moderately Conservative Profile II Fund
	2015	2014
Ordinary income	$4,164,303	$4,054,705
Long-term capital gain	8,051,868	5,597,176
	$12,216,171	$9,651,881
Great-West Moderate Profile II Fund
	2015	2014
Ordinary income	$27,196,016	$35,149,108
Long-term capital gain	78,612,567	73,404,507
	$105,808,583	$108,553,615
Great-West Moderately Aggressive Profile II Fund
	2015	2014
Ordinary income	$8,748,974	$11,112,044
Long-term capital gain	28,115,247	22,228,598
	$36,864,221	$33,340,642
Great-West Aggressive Profile II Fund
	2015	2014
Ordinary income	$14,646,030	$21,891,356
Long-term capital gain	70,145,046	69,370,820
	$84,791,076	$91,262,176
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of each Fund were unaffected by the reclassifications.

Annual Report - December 31, 2015

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Great-West Conservative Profile II Fund	$—	$(1,305,802)	$1,305,802
Great-West Moderately Conservative Profile II Fund	—	(473,526)	473,526
Great-West Moderate Profile II Fund	—	(2,578,212)	2,578,212
Great-West Moderately Aggressive Profile II Fund	—	(740,878)	740,878
Great-West Aggressive Profile II Fund	—	(763,416)	763,416
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Great-West Conservative Profile II Fund
Undistributed net investment income	$2,429,254
Undistributed long-term capital gains	4,898,532
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(56,438,044)
Tax composition of capital	$(49,110,258)
Great-West Moderately Conservative Profile II Fund
Undistributed net investment income	$327,757
Undistributed long-term capital gains	4,342,734
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(20,620,681)
Tax composition of capital	$(15,950,190)
Great-West Moderate Profile II Fund
Undistributed net investment income	$8,023,750
Undistributed long-term capital gains	32,698,930
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(210,066,623)
Tax composition of capital	$(169,343,943)
Great-West Moderately Aggressive Profile II Fund
Undistributed net investment income	$1,703,495
Undistributed long-term capital gains	16,277,576
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(47,114,765)
Tax composition of capital	$(29,133,694)
Great-West Aggressive Profile II Fund
Undistributed net investment income	$9,811,657
Undistributed long-term capital gains	29,819,368
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(135,727,097)
Tax composition of capital	$(96,096,072)

Annual Report - December 31, 2015

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile II Fund	$479,508,183	$688,971	$(57,127,015)	$(56,438,044)
Great-West Moderately Conservative Profile II Fund	210,179,683	40,656	(20,661,337)	(20,620,681)
Great-West Moderate Profile II Fund	1,318,031,027	13,983,211	(224,049,834)	(210,066,623)
Great-West Moderately Aggressive Profile II Fund	436,291,482	2,790,850	(49,905,615)	(47,114,765)
Great-West Aggressive Profile II Fund	723,269,276	894,859	(136,621,956)	(135,727,097)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Effective May 1, 2015, the Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Annual Report - December 31, 2015

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 7,559,527	$ 802,565	$ 1,511,396	$ 39,292	$ —	$ —
Great-West American Century Growth Fund Institutional Class	728,479	—	2,390,306	2,127,569	32,130	172,297	6,723,860
Great-West Federated Bond Fund Initial Class	—	34,258,488	3,430,074	2,825,353	69,989	172,454	—
Great-West Federated Bond Fund Institutional Class	3,492,386	—	7,339,582	7,718,375	(178,603)	872,335	33,282,434
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	17,452,436	4,155,610	1,235,167	228,213	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,279,197	—	6,993,904	4,686,252	296,295	1,168,950	19,623,885
Great-West Invesco Small Cap Value Fund Initial Class	—	3,129,106	307,570	525,564	(66,867)	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	355,282	—	1,278,013	925,888	(132,625)	13,175	3,016,349
Great-West Life & Annuity Contract	95,235,356	93,974,458	25,814,088	25,993,790	—	1,440,600	95,235,356
Great-West Loomis Sayles Bond Fund Initial Class	—	37,671,625	9,310,401	1,473,887	(88,793)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	4,927,626	—	11,407,314	9,083,050	(715,440)	1,468,071	43,560,215
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	3,129,065	265,555	493,725	(36,291)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	356,246	—	1,226,570	835,374	(59,707)	29,093	2,921,216
Great-West MFS International Growth Fund Initial Class	—	8,896,503	805,226	1,163,847	190,236	—	—
Great-West MFS International Growth Fund Institutional Class	1,049,741	—	3,339,860	1,969,540	289,383	101,257	8,838,817
Great-West MFS International Value Fund Initial Class	—	18,032,001	1,548,072	1,797,309	618,930	—	—
Great-West MFS International Value Fund Institutional Class	1,890,348	—	5,049,262	3,649,979	1,333,336	212,804	18,015,019
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	7,564,861	819,990	1,519,041	131,667	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	731,696	—	2,482,510	2,114,725	146,111	25,606	6,724,283
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	248,204	—	2,837,377	386,112	(11,435)	—	2,325,672
Great-West Putnam Equity Income Fund Initial Class	—	15,319,524	2,615,967	903,018	315,454	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,884,450	—	5,583,678	3,095,267	961,261	369,691	16,281,651
Great-West Putnam High Yield Bond Initial Class	—	17,133,614	6,029,150	1,090,278	29,315	—	—

Annual Report - December 31, 2015

Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Putnam High Yield Bond Institutional Class	2,478,483	$ —	$ 6,323,605	$ 4,414,255	$ 139,875	$ 1,244,631	$ 21,612,369
Great-West Real Estate Index Fund Initial Class	—	20,643,134	4,160,779	2,587,054	227,913	—	—
Great-West Real Estate Index Fund Institutional Class	2,163,208	—	7,585,629	7,197,115	590,628	558,588	21,156,177
Great-West Short Duration Bond Fund Initial Class	—	27,161,496	2,514,839	1,745,863	7,803	68,809	—
Great-West Short Duration Bond Fund Institutional Class	2,693,467	—	5,272,264	6,443,541	(49,707)	324,958	26,557,589
Great-West Small Cap Growth Fund Initial Class	—	3,129,823	281,236	1,420,918	(342,833)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	438,105	2,942,292	(145,092)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	15,328,105	2,697,873	786,638	236,569	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,988,844	—	6,177,328	3,301,824	598,197	457,015	16,308,520
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	4,367,195	1,177,623	398,321	139,150	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	610,722	—	2,107,676	1,152,565	341,780	40,995	5,148,390
Great-West Templeton Global Bond Fund Initial Class	—	46,104,675	4,578,797	6,960,167	(273,912)	—	—
Great-West Templeton Global Bond Fund Institutional Class	4,727,896	—	11,062,364	9,533,800	(940,910)	1,636,200	42,456,505
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	35,971,819	3,365,634	4,527,678	(85,003)	169,884	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	3,413,521	—	7,136,152	8,447,697	(287,062)	723,157	33,281,832
					$3,549,247	$11,270,570	$423,070,139
Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 4,318,827	$ 815,744	$ 818,955	$ 21,603	$ —	$ —
Great-West American Century Growth Fund Institutional Class	527,250	—	1,811,615	985,651	(6,448)	120,391	4,866,514
Great-West Federated Bond Fund Initial Class	—	9,727,589	2,083,437	1,205,628	(20,102)	49,929	—
Great-West Federated Bond Fund Institutional Class	1,230,282	—	3,340,376	1,891,681	(94,329)	287,544	11,724,591
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	9,983,363	3,410,129	562,597	102,683	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,651,860	—	5,375,249	1,931,691	132,671	817,760	14,222,518
Great-West Invesco Small Cap Value Fund Initial Class	—	1,802,849	353,516	258,189	7,179	—	—

Annual Report - December 31, 2015

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Invesco Small Cap Value Fund Institutional Class	266,388	$ —	$ 1,087,645	$ 459,419	$ (61,035)	$ 9,120	$ 2,261,631
Great-West Life & Annuity Contract	41,707,441	32,404,093	17,274,121	8,534,818	—	564,045	41,707,441
Great-West Loomis Sayles Bond Fund Initial Class	—	10,693,127	3,724,361	551,389	(34,751)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,733,389	—	4,908,229	1,950,529	(150,093)	479,579	15,323,156
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	1,806,755	326,447	246,444	26,678	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	258,708	—	948,924	339,609	10,220	19,733	2,121,408
Great-West MFS International Growth Fund Initial Class	—	5,088,643	878,064	560,963	92,179	—	—
Great-West MFS International Growth Fund Institutional Class	762,391	—	2,650,516	959,370	86,331	71,930	6,419,328
Great-West MFS International Value Fund Initial Class	—	10,354,352	1,838,666	996,138	333,280	—	—
Great-West MFS International Value Fund Institutional Class	1,369,026	—	4,093,784	1,692,190	606,105	150,776	13,046,813
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	4,308,249	783,800	791,924	55,980	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	529,618	—	1,835,476	960,068	35,575	17,344	4,867,192
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	181,881	—	2,078,796	281,531	(6,297)	—	1,704,229
Great-West Putnam Equity Income Fund Initial Class	—	8,741,271	2,442,394	455,830	186,008	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,365,531	—	4,334,115	1,320,650	358,444	253,927	11,798,192
Great-West Putnam High Yield Bond Initial Class	—	4,862,639	2,195,789	305,997	23,957	—	—
Great-West Putnam High Yield Bond Institutional Class	871,035	—	2,572,841	941,259	680	408,055	7,595,425
Great-West Real Estate Index Fund Initial Class	—	6,561,297	2,097,422	855,530	70,772	—	—
Great-West Real Estate Index Fund Institutional Class	871,393	—	3,435,932	2,122,047	269,143	211,588	8,522,223
Great-West Short Duration Bond Fund Initial Class	—	—	1,104,018	30,983	20	2,498	—
Great-West Short Duration Bond Fund Institutional Class	119,100	—	304,107	188,846	(73)	13,707	1,174,324
Great-West Small Cap Growth Fund Initial Class	—	1,800,848	292,181	805,532	(205,276)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	303,204	1,899,488	(97,112)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	8,741,633	2,579,300	437,293	191,331	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,439,105	—	4,838,281	1,459,676	221,897	312,243	11,800,664
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	2,494,065	951,050	207,238	67,975	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	442,807	—	1,563,684	470,030	142,623	29,094	3,732,861
Great-West Templeton Global Bond Fund Initial Class	—	13,109,530	2,580,633	2,421,527	(154,263)	—	—

Annual Report - December 31, 2015

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Templeton Global Bond Fund Institutional Class	1,664,142	$ —	$ 4,936,487	$2,363,573	$ (263,133)	$ 524,130	$ 14,943,991
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	10,216,868	2,084,914	1,697,971	(46,836)	49,160	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,202,718	—	3,306,719	2,077,574	(50,930)	239,558	11,726,501
					$1,852,656	$4,632,111	$189,559,002
Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 46,511,585	$ 1,951,401	$ 7,065,884	$ 749,590	$ —	$ —
Great-West American Century Growth Fund Institutional Class	4,270,893	—	8,544,482	6,392,177	1,393,158	1,025,392	39,420,341
Great-West Federated Bond Fund Initial Class	—	55,157,307	3,827,060	5,727,667	144,313	267,431	—
Great-West Federated Bond Fund Institutional Class	5,229,833	—	8,924,471	10,430,978	(224,363)	1,343,603	49,840,308
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	107,695,398	17,113,352	3,688,039	684,223	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	13,353,790	—	26,026,071	14,389,940	1,650,470	6,949,814	114,976,132
Great-West Invesco Small Cap Value Fund Initial Class	—	19,280,031	785,278	2,016,723	176,435	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	2,046,019	—	4,892,091	2,466,957	183,380	79,116	17,370,704
Great-West Life & Annuity Contract	177,215,285	183,745,908	34,386,083	43,685,443	—	2,768,737	177,215,285
Great-West Loomis Sayles Bond Fund Initial Class	—	60,641,060	11,082,706	1,982,169	(120,770)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	7,382,177	—	13,605,989	11,467,422	(1,079,648)	2,242,360	65,258,442
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	19,291,099	808,222	1,657,188	775,430	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,094,670	—	4,982,070	2,065,658	566,190	175,728	17,176,296
Great-West MFS International Growth Fund Initial Class	—	54,628,174	1,895,903	4,608,701	1,260,226	—	—
Great-West MFS International Growth Fund Institutional Class	6,154,529	—	11,484,600	6,030,107	610,572	596,122	51,821,130
Great-West MFS International Value Fund Initial Class	—	111,149,629	4,065,085	7,801,946	3,815,169	—	—
Great-West MFS International Value Fund Institutional Class	11,074,098	—	14,941,066	12,405,765	5,103,135	1,251,629	105,536,154
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	46,600,864	1,851,177	6,186,647	1,735,568	—	—

Annual Report - December 31, 2015

Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,291,528	$ —	$ 8,514,417	$ 6,147,960	$ 1,995,268	$ 154,237	$ 39,439,145
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,464,772	—	16,512,385	1,988,822	(44,188)	—	13,724,911
Great-West Putnam Equity Income Fund Initial Class	—	94,263,719	9,936,320	2,824,521	1,204,456	—	—
Great-West Putnam Equity Income Fund Institutional Class	11,047,437	—	20,140,311	9,459,161	3,321,339	2,217,600	95,449,853
Great-West Putnam High Yield Bond Initial Class	—	27,577,240	7,483,972	1,293,663	59,312	—	—
Great-West Putnam High Yield Bond Institutional Class	3,712,209	—	7,308,371	5,289,061	(28,398)	1,897,805	32,370,462
Great-West Real Estate Index Fund Initial Class	—	45,446,515	6,936,784	5,003,655	476,092	—	—
Great-West Real Estate Index Fund Institutional Class	4,533,905	—	11,064,678	12,085,041	134,960	1,192,706	44,341,588
Great-West Short Duration Bond Fund Initial Class	—	—	5,489,412	120,470	109	13,366	—
Great-West Short Duration Bond Fund Institutional Class	505,484	—	741,529	1,066,225	(1,323)	62,022	4,984,072
Great-West Small Cap Growth Fund Initial Class	—	19,278,585	832,259	6,973,258	(830,374)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	1,587,041	17,215,754	(1,514,066)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	94,400,100	11,266,628	2,308,939	1,330,695	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	11,652,257	—	24,965,541	10,182,570	3,073,350	2,729,803	95,548,510
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	26,898,408	5,495,725	2,004,003	527,669	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,570,584	—	8,552,806	3,897,523	1,622,046	241,739	30,100,027
Great-West Templeton Global Bond Fund Initial Class	—	74,412,451	4,657,226	11,924,735	(335,933)	—	—
Great-West Templeton Global Bond Fund Institutional Class	7,076,418	—	12,945,127	11,785,727	(1,182,623)	2,547,664	63,546,234
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	57,910,053	3,772,740	8,371,801	1,575	263,474	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,112,288	—	8,605,849	11,557,982	(354,800)	1,106,473	49,844,810
					$26,878,244	$29,126,821	$1,107,964,404
Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$19,015,970	$ 1,712,513	$3,055,204	$ 325,066	$ —	$ —

Annual Report - December 31, 2015

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Institutional Class	1,862,769	$ —	$ 4,072,065	$2,932,999	$ 382,943	$ 444,649	$ 17,193,354
Great-West Federated Bond Fund Initial Class	—	13,305,172	1,746,134	2,754,972	(22,300)	61,340	—
Great-West Federated Bond Fund Institutional Class	1,240,827	—	2,523,921	2,685,009	(132,545)	315,608	11,825,079
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	43,570,712	9,538,374	1,459,966	252,728	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	5,819,781	—	12,559,418	6,370,184	654,098	3,010,082	50,108,316
Great-West Invesco Small Cap Value Fund Initial Class	—	7,839,353	756,119	859,005	122,327	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	897,146	—	2,439,701	1,228,615	5,066	34,076	7,616,767
Great-West Life & Annuity Contract	35,009,061	33,205,777	10,896,295	9,629,244	—	536,233	35,009,061
Great-West Loomis Sayles Bond Fund Initial Class	—	14,615,485	2,191,126	673,705	(41,076)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,747,528	—	3,886,432	3,037,834	(273,454)	524,781	15,448,144
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	7,898,601	635,954	881,646	132,785	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	910,810	—	2,364,537	939,275	227,755	75,350	7,468,644
Great-West MFS International Growth Fund Initial Class	—	21,832,219	2,193,780	2,187,938	153,739	—	—
Great-West MFS International Growth Fund Institutional Class	2,683,972	—	5,796,398	2,895,518	281,767	259,888	22,599,042
Great-West MFS International Value Fund Initial Class	—	44,267,516	4,510,231	3,027,329	1,449,788	—	—
Great-West MFS International Value Fund Institutional Class	4,829,480	—	7,682,468	5,492,790	2,225,411	545,967	46,024,947
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	18,521,178	1,853,011	2,533,529	575,944	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,870,889	—	4,180,509	2,923,279	636,134	66,246	17,193,472
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	639,269	—	7,375,288	1,039,730	(29,511)	—	5,989,953
Great-West Putnam Equity Income Fund Initial Class	—	37,678,666	6,683,285	1,145,504	483,627	—	—
Great-West Putnam Equity Income Fund Institutional Class	4,817,266	—	9,525,782	3,995,358	1,355,382	955,454	41,621,180
Great-West Putnam High Yield Bond Initial Class	—	6,645,349	1,512,225	307,630	36,284	—	—
Great-West Putnam High Yield Bond Institutional Class	879,640	—	2,060,317	1,364,922	24,046	444,597	7,670,463
Great-West Real Estate Index Fund Initial Class	—	12,770,554	2,896,367	1,383,695	129,192	—	—
Great-West Real Estate Index Fund Institutional Class	1,392,778	—	4,461,704	4,288,538	253,669	363,366	13,621,374
Great-West Short Duration Bond Fund Initial Class	—	—	8,948,637	306,633	268	21,284	—
Great-West Short Duration Bond Fund Institutional Class	832,487	—	1,549,622	1,884,601	(3,131)	101,904	8,208,322

Annual Report - December 31, 2015

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Small Cap Growth Fund Initial Class	—	$ 7,822,208	$ 633,575	$2,833,932	$ (351,938)	$ —	$ —
Great-West Small Cap Growth Fund Institutional Class	—	—	720,065	7,337,311	(591,701)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	37,647,974	7,523,454	1,078,616	571,784	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,076,274	—	11,736,237	4,556,006	1,203,559	1,177,388	41,625,448
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	10,816,741	2,805,732	723,601	145,616	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,550,889	—	3,933,662	1,732,592	595,327	105,319	13,073,991
Great-West Templeton Global Bond Fund Initial Class	—	17,934,914	2,201,177	4,865,840	(343,029)	—	—
Great-West Templeton Global Bond Fund Institutional Class	1,676,116	—	3,684,046	3,099,606	(329,752)	591,142	15,051,523
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	13,964,558	1,750,876	3,430,104	(74,558)	60,427	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,213,091	—	2,482,744	2,884,081	(70,779)	260,773	11,827,637
					$9,960,531	$9,955,874	$389,176,717
Great-West Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 47,858,448	$ 1,371,309	$ 6,689,825	$ 669,493	$ —	$ —
Great-West American Century Growth Fund Institutional Class	3,925,182	—	7,220,991	9,788,440	1,297,550	961,159	36,229,434
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	110,810,548	16,648,382	2,852,946	599,682	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	12,254,179	—	21,164,310	22,407,728	2,592,324	6,483,604	105,508,483
Great-West Invesco Small Cap Value Fund Initial Class	—	19,784,259	900,074	2,222,542	14,237	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	1,880,679	—	4,048,153	3,687,113	226,129	74,673	15,966,968
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	19,785,823	638,610	1,415,450	778,070	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,926,169	—	4,252,492	3,180,474	856,963	168,168	15,794,585
Great-West MFS International Growth Fund Initial Class	—	56,535,408	1,382,153	4,721,117	1,174,259	—	—
Great-West MFS International Growth Fund Institutional Class	5,655,030	—	9,026,784	8,890,952	1,369,859	547,094	47,615,354
Great-West MFS International Value Fund Initial Class	—	114,881,811	2,859,921	7,625,501	3,616,270	—	—

Annual Report - December 31, 2015

Great-West Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West MFS International Value Fund Institutional Class	10,175,066	$ —	$11,518,776	$18,724,492	$ 7,042,999	$ 1,149,351	$ 96,968,374
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	47,858,538	1,562,452	8,305,010	(576,965)	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	3,942,593	—	7,346,768	8,707,566	2,935,057	148,288	36,232,429
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,347,296	—	15,138,388	1,778,312	(67,203)	—	12,624,167
Great-West Putnam Equity Income Fund Initial Class	—	97,210,794	8,733,412	1,962,674	819,939	—	—
Great-West Putnam Equity Income Fund Institutional Class	10,150,335	—	15,986,769	14,729,008	5,264,507	2,106,631	87,698,890
Great-West Real Estate Index Fund Initial Class	—	20,382,182	3,416,195	2,651,736	215,419	—	—
Great-West Real Estate Index Fund Institutional Class	1,802,433	—	4,667,984	7,039,360	300,207	492,166	17,627,793
Great-West Small Cap Growth Fund Initial Class	—	19,783,893	666,349	6,563,289	(504,819)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	1,261,774	17,313,226	(1,499,926)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	97,212,318	10,840,512	2,103,296	936,558	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	10,695,419	—	20,250,768	14,578,410	5,552,793	2,593,437	87,702,435
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	27,668,419	5,237,610	1,349,729	822,752	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,270,850	—	7,300,885	5,661,403	2,426,300	221,938	27,573,267
					$36,862,454	$14,946,509	$587,542,179
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding tax-free exchanges) were as follows:
	Purchases	Sales
Great-West Conservative Profile II Fund	$170,712,545	$142,533,478
Great-West Moderately Conservative Profile II Fund	101,541,965	47,892,482
Great-West Moderate Profile II Fund	347,976,226	308,448,523
Great-West Moderately Aggressive Profile II Fund	164,023,779	113,786,870
Great-West Aggressive Profile II Fund	183,441,819	221,812,050
4.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statements of assets and liabilities of the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund, and Great-West Aggressive Profile II Fund (each a "Fund", collectively the “Funds”), of Great-West Funds, Inc., including the schedules of investments, as of December 31, 2015, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agent and mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the Funds as of December 31, 2015, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Counties
Great-West Conservative Profile II Fund	$ 48,469	$ 385,361
Great-West Moderately Conservative Profile II Fund	35,145	279,386
Great-West Moderate Profile II Fund	284,038	2,258,225
Great-West Moderately Aggressive Profile II Fund	123,869	984,818
Great-West Aggressive Profile II Fund	260,982	2,074,917
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile II Fund	13%
Great-West Moderately Conservative Profile II Fund	24
Great-West Moderate Profile II Fund	28
Great-West Moderately Aggressive Profile II Fund	38
Great-West Aggressive Profile II Fund	34

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016